Deposits (Schedule of Maturities of Time Deposits) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Time Deposits $250000 or More [Member]
Maturities of Time Deposits
2018	$ 2,530
2019	1,726
2020	2,676
2021	257
Later	1,267
Total time deposits	8,456
Time Deposits Other [Member]
Maturities of Time Deposits
2018	39,898
2019	19,566
2020	33,365
2021	19,224
2022	8,847
Later	11,028
Total time deposits	131,928
Certificates of Deposit [Member]
Maturities of Time Deposits
2018	42,428
2019	21,292
2020	36,041
2021	19,481
2022	8,847
Later	12,295
Total time deposits	$ 140,384